Advances for Vessels and Drillships under Construction and Acquisitions	12 Months Ended
Dec. 31, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Vessels and Rigs under Construction and Acquisitions

6. Advances for Vessels and Drillships under Construction and Acquisitions:

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2011 and 2012, the movement of the advances for vessels and drillships under construction and acquisitions are set forth below:

	December 31,
	2011	2012
Balance at beginning of year	$2,072,699	$1,027,889
Advances for vessels/drillships under construction and related costs	2,632,660	524,511
Advances forfeited due to cancellation of vessels under construction	-	(19,939)
Vessels/drillships delivered	(3,677,470)	(330,654)
Balance at end of year	$1,027,889	$1,201,807

On February 17, 2010, the Company placed an order for two 76,000 dwt Panamax dry bulk vessels, namely hull number H1637A and H1638A, with an established Chinese shipyard, for a price of $33,050 each. The vessel Woolloomooloo (ex. H1637A) and Raraka (ex. H1638A) were delivered on February 6, 2012 and March 2, 2012, respectively.

On April 12, 2011, the Company concluded an order with an established Chinese shipyard for two 176,000 dwt drybulk vessels, namely hull number H1241 and H1242, for an aggregated price of $54,164 per vessel. The vessels are expected to be delivered in the second quarter of 2013.

On December 16, 2011, the Company placed an order for four 75,900 dwt Panamax ice class bulk vessels, namely hull number H1259, H1260, H1261 and H1262, with an established Chinese shipyard, for a price of $34,000 each. The vessels are expected to be delivered between the second quarter of 2014 and the fourth quarter of 2014.

In connection with OceanFreight's acquisition (Note 8), the Company acquired the orders for five Very Large Ore Carriers, or VLOCs with an established Chinese shipyard. On September 10,2012 the vessel Fakarava was delivered to the company while the remaining four VLOCs are scheduled for delivery between the second quarter of 2013 and the first quarter of 2014.

On November 22, 2010, the Company placed an order for twelve tanker vessels (six Aframax and six Suezmax), with an established Korean shipyard, for a total consideration of $771,000. On January 18, 2011, March 23, 2011, April 29, 2011 and October 7, 2011, the Company took delivery of its newbuilding tankers Saga, Vilamoura, Daytona and Belmar, respectively. On January 3, 2012, April 25, 2012 and May 31, 2012, the Company took delivery of its newbuilding tankers Calida, Lipari and Petalidi, respectively, while on January 8, 2013, January 15, 2013 and January 31, 2013, the Company took delivery of its newbuilding tankers Alicante, Mareta and Bordeira.

On December 27, 2012, the Company entered into two novation agreements with an unrelated party for the sale of the remaining two newbuilding tankers Esperona and Blanca. The total consideration of $41,339, including capitalized expenses, included in “Contract termination fees and forfeiture of vessel deposits” in the accompanying consolidated statement of operations consists mainly of the forfeiture of $19,939 in deposits (including capitalized expenses) for the acquisition of the tanker vessels already made by the Company and $10,700 in cash consideration for each newbuilding tanker.

On January 3, 2011, March 30, 2011, July 28, 2011 and September 30, 2011, the Company's majority owned subsidiary, Ocean Rig, took delivery of its newbuilding drillships Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos, respectively.

On April 18, 2011, April, 27, 2011, June 23, 2011 and September 20, 2012, pursuant to the option contract with Samsung Heavy Industries Co Ltd. (“Samsung”), (Note 10), the Company's majority owned subsidiary, Ocean Rig exercised four of its six newbuilding drillship options, and entered into shipbuilding contracts for four seventh generation ultra-deepwater drillships, namely Ocean Rig Mylos, Ocean Rig Skyros, Ocean Rig Athena, and Ocean Rig Apollo for a total contractual cost of approximately $608,000, per drillship for the initial three and $622,756 for the last one. To date the Company paid $879,387 to the shipyard in connection with the exercise of these options. Delivery of these hulls is scheduled for July 2013, October 2013, November 2013 and January 2015, respectively.